Financial Instruments and Related Risk Management (Summary of Available Credit Facilities) (Detail) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Other facilities [Member]
Disclosure of detailed information about borrowings [Line Items]
Amount Outstanding and Committed	$ 3	$ 4